Pension and Severance Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 2,217	¥ 3,005
Noncurrent liabilities	(357,069)	(182,818)
Ending balance	(354,852)	(179,813)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	7,102	4,027
Current liabilities	(2,892)	(4,500)
Noncurrent liabilities	(104,744)	(114,015)
Ending balance	¥ (100,534)	¥ (114,488)